Acquisitions (Details) shares in Thousands, $ in Thousands, € in Millions, $ in Millions												12 Months Ended
	Jul. 08, 2021 USD ($)	May 07, 2021 USD ($)	May 07, 2021 EUR (€)	Feb. 26, 2021 USD ($)	Nov. 06, 2020 USD ($)	Jun. 10, 2020 USD ($)	Feb. 21, 2020 USD ($)	Aug. 20, 2019 USD ($)	Jun. 27, 2019 USD ($)	May 10, 2019 USD ($)	Feb. 12, 2019 USD ($) shares	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($) shares	Nov. 06, 2020 CAD ($)
Net of cash acquired												$ 90,278	$ 48,403	$ 292,053
Business Combination, Contingent Consideration, Liability, Total												12,990	4,671
Business Combination, Acquisition Related Costs												1,904	1,981	3,457
Peoplevox [Member]
Net of cash acquired							$ 24,100						24,137
Business Combination, Acquired Receivables, Gross Contractual Amount							400
Business Combination, Acquired Receivable, Fair Value							$ 400
Business Combination, Consideration Transferred, Total													24,095
Kontainers [Member]
Net of cash acquired						$ 5,200							5,237
Business Combination, Acquired Receivables, Gross Contractual Amount						200
Business Combination, Acquired Receivable, Fair Value						200
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High						$ 6,000
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets (Year)						2 years
Business Combination, Contingent Consideration, Liability, Total						$ 1,400
Business Combination, Consideration Transferred, Total													6,664
ShipTrack [Member]
Net of cash acquired					$ 19,000								19,029
Business Combination, Acquired Receivables, Gross Contractual Amount					1,700
Business Combination, Acquired Receivable, Fair Value					$ 1,700
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High															$ 25.0
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets (Year)					2 years
Business Combination, Contingent Consideration, Liability, Total					$ 2,800
Business Combination, Consideration Transferred, Total													21,918
QuestaWeb [Member]
Net of cash acquired				$ 35,900								35,860
Business Combination, Acquired Receivables, Gross Contractual Amount				600
Business Combination, Acquired Receivable, Fair Value				500
Business Combination, Acquired Receivables, Estimated Uncollectible				$ 100
Business Combination, Consideration Transferred, Total												35,877
Portrix [Member]
Net of cash acquired		$ 25,200	€ 20.7									25,188
Business Combination, Acquired Receivables, Gross Contractual Amount		700
Business Combination, Acquired Receivable, Fair Value		$ 700
Business Combination, Consideration Transferred, Total												25,134
GreenMile [Member]
Net of cash acquired	$ 29,200											29,230
Business Combination, Acquired Receivables, Gross Contractual Amount	1,100
Business Combination, Acquired Receivable, Fair Value	1,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 10,000
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets (Year)	2 years
Business Combination, Contingent Consideration, Liability, Total	$ 3,300
Business Combination, Acquired Receivables, Estimated Uncollectible	$ 100
Business Combination, Consideration Transferred, Total												32,261
The 2021 Acquisitions [Member]
Net of cash acquired													48,403
Business Combination, Consideration Transferred, Total													$ 52,677
Acquisitions 2022 [Member]
Business Combination, Acquisition Related Costs												900
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual												12,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual												$ 1,300
Visual Compliance [Member]
Net of cash acquired											$ 248,900			$ 239,863
Business Combination, Acquired Receivables, Gross Contractual Amount											6,400
Business Combination, Acquired Receivable, Fair Value											$ 5,200
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares											300			296
Business Combination, Acquired Receivables, Estimated Uncollectible											$ 1,200
Business Combination, Consideration Transferred, Total														$ 250,055
Core Transport Technologies NZ Limited [Member]
Net of cash acquired										$ 21,800				21,833
Business Combination, Acquired Receivables, Gross Contractual Amount										400
Business Combination, Acquired Receivable, Fair Value										400
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High										$ 9,000
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets (Year)										2 years
Business Combination, Contingent Consideration, Liability, Total										$ 1,500
Business Combination, Consideration Transferred, Total														23,345
STEPcom [Member]
Net of cash acquired									$ 18,600					18,639
Business Combination, Acquired Receivables, Gross Contractual Amount									900
Business Combination, Acquired Receivable, Fair Value									800
Business Combination, Acquired Receivables, Estimated Uncollectible									$ 100
Business Combination, Consideration Transferred, Total														18,889
BestTransport [Member]
Net of cash acquired								$ 11,700						11,718
Business Combination, Acquired Receivables, Gross Contractual Amount								600
Business Combination, Acquired Receivable, Fair Value								$ 600
Business Combination, Consideration Transferred, Total														$ 11,718